Other Long-term Assets (Tables)	12 Months Ended
Dec. 31, 2024
Other Long-term Assets
Summary of other long-term assets

The following is a summary of other long-term assets (in thousands):

	December 31,	December 31,
	2023	2024
	RMB	RMB
Copyrights, licenses, domain names, trademark and technology	1,884,603	1,412,931
Goodwill	1,855,394	1,855,293
Long-term receivable	1,500,100	1,193,662
Non-current deposits	179,399	143,005
Long-term interest receivables	38,174	49,850
Staff housing loans	34,690	17,053
Others	446,746	411,464
	5,939,106	5,083,258

Schedule of goodwill

	December 31,	December 31,
	2023	2024
	RMB	RMB
Beginning balance	2,166,486	1,855,394
Additions	—	—
Disposal and others	(311,092)	(101)
Ending balance	1,855,394	1,855,293